Additional Information-Financial Statement Schedule I	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Additional Information-Financial Statement Schedule I

CHINA DIGITAL TV HOLDING CO., LTD.

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

(U.S. dollars in thousands, except share and per share data)

	As of December 31,
	2013	2014
ASSETS

Current assets:
Cash and cash equivalents	$4,154	$2,482
Accounts due from subsidiaries and VIE-current	495	1,821
Dividend receivable	6,001	6,001
Prepaid expenses and other current assets	30	17

Total current assets	10,680	10,321
Accounts due from subsidiaries and VIE-non-current	1,090	1,090
Investment in subsidiaries and VIE	99,212	91,449
Deferred tax assets non-current	138	138

Total assets	$111,120	$102,998

TOTAL LIABILITIES AND EQUITY

Current liabilities:
Accrued expenses and other current liabilities	163	902
Deferred revenue-current	864	634
Dividend payable	57	—

Total current liabilities	1,084	1,536

Total Liabilities	1,084	1,536

Equity:
Ordinary shares	30	30
Additional paid-in capital	32,037	35,639
Retained earnings	49,029	40,284
Accumulated other comprehensive income	28,940	25,509

Total shareholders’ equity	110,036	101,462

TOTAL LIABILITIES AND EQUITY	$111,120	$102,998

CHINA DIGITAL TV HOLDING CO., LTD.

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF COMPREHENSIVE INCOME

(U.S. dollars in thousands, except share and per share data)

	For the years ended December 31,
	2012	2013	2014

Operating expenses	$(2,822)	$(2,388)	$(2,554)
Interest income	10	15	4
Impairment loss on long-term investments	(4,487)	—	—
Loss from equity method investment	(578)	—	—
Equity in earnings of subsidiaries and VIE	14,191	26,985	23,528
Other income	820	—	—

Net income before provision for income taxes	7,134	24,612	20,978

Provision for income taxes - current	(276)	(204)	(88)
Provision for income taxes - deferred	69	—	—

Net income attributable to ordinary shareholders	$6,927	$24,408	$20,890

Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	348	2,857	(3,431)

Comprehensive income attributable to ordinary shareholders	$7,275	$27,265	$17,459

CHINA DIGITAL TV HOLDING CO., LTD.

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CHANGES IN EQUITY

(U.S. dollars in thousands, except share and per share data)

	Ordinary		Additional paid-in capital	Accumulated other comprehensive income	Retained earning	Total equity
	Shares	Amount

Balance at January 1, 2012	58,981,890	$29	$126,583	$25,735	$54,095	$206,442
Share-based compensation	—	—	2,588	—	—	2,588
Exercise of stock option	118,864	1	85	—	—	86
Special cash dividend to shareholders	—	—	(99,532)	—	(36,401)	(135,933)
Net income	—	—	—	—	6,927	6,927
Foreign currency translation adjustment	—	—	—	348	—	348

Balance at December 31, 2012	59,100,754	30	29,724	26,083	24,621	80,458

Share-based compensation	—	—	2,255	—	—	2,255
Exercise of stock option	48,399	—	58	—	—	58
Net income	—	—	—	—	24,408	24,408
Foreign currency translation adjustment	—	—	—	2,857	—	2,857

Balance at December 31, 2013	59,149,153	30	32,037	28,940	49,029	110,036

Share-based compensation	—	—	1,710	—	—	1,710
Exercise of stock option	556,417	—	726	—	—	726
Special cash dividend to shareholders	—	—	—	—	(29,635)	(29,635)
Partial disposal of Joysee’s equity	—	—	(215)	—	—	(215)
Transfer of noncontrolling interest-Cyber Cloud	—	—	1,381	—	—	1,381
Net income	—	—	—	—	20,890	20,890
Foreign currency translation adjustment	—	—	—	(3,431)	—	(3,431)

Balance at December 31, 2014	59,705,570	$30	$35,639	$25,509	$40,284	$101,462

CHINA DIGITAL TV HOLDING CO., LTD.

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands, except share and per share data)

	For the years ended December 31,
	2012	2013	2014

Net cash provided by operating activities	$88,986	$76,120	$27,294

Net cash provided by investing activities	820	—	—

Net cash used in financing activities	(92,020)	(76,884)	(28,966)

NET DECREASE IN CASH AND CASH EQUIVALENTS	(2,214)	(764)	(1,672)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	7,132	4,918	4,154

CASH AND CASH EQUIVALENTS, END OF THE YEAR	$4,918	$4,154	$2,482

CHINA DIGITAL TV HOLDING CO., LTD.

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

NOTES TO THE FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

1.	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.	The condensed financial information of China Digital TV Holding Co., Ltd. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

4.	As of December 31, 2014, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

5.	Nil, $77,500 and $30,000 of cash dividends were paid to the Company by its subsidiary in the years ended December 31, 2012, 2013 and 2014.